Organization and Principal Business Activity and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies
Schedule of estimated useful lives of depreciable assets

Asset Class	Useful Life
Leasehold Improvements	5 – 10 years
Machinery and Equipment	3 – 7 years
Furniture and Fixtures	5 – 7 years
Capitalized Software	1 – 3 years
Equipment Under Capital Leases	5 years
Computer Equipment	2 – 5 years